SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash Acquired in Excess of Payments to Acquire Business	$ 116,968
FDIC Indemnification Asset	$ 250,000
Cash and Cash Equivalents, at Carrying Value		$ 0